Supplementary cash flow information (Schedule of change in non-cash working capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (36.5)	$ (70.3)
Other financial assets/liabilities	(29.4)	(7.0)
Inventories	10.0	18.2
Prepaid expenses	(11.8)	16.4
Trade and other payables	43.2	(31.5)
Provisions and other liabilities	(0.4)	(18.9)
Increase (decrease) in working capital	$ (24.9)	$ (93.1)